Expense Example, No Redemption - Class A C I R R6 T and W Shares - Voya Small Company Fund	Class A 1 Yr	Class A 3 Yrs	Class A 5 Yrs	Class A 10 Yrs	Class C 1 Yr	Class C 3 Yrs	Class C 5 Yrs	Class C 10 Yrs	Class I 1 Yr	Class I 3 Yrs	Class I 5 Yrs	Class I 10 Yrs	Class R 1 Yr	Class R 3 Yrs	Class R 5 Yrs	Class R 10 Yrs	Class R6 1 Yr	Class R6 3 Yrs	Class R6 5 Yrs	Class R6 10 Yrs	Class T 1 Yr	Class T 3 Yrs	Class T 5 Yrs	Class T 10 Yrs	Class W 1 Yr	Class W 3 Yrs	Class W 5 Yrs	Class W 10 Yrs
USD ($)	705	998	1,313	2,202	213	679	1,171	2,526	106	369	653	1,461	163	526	914	2,000	103	326	567	1,258	384	688	1,013	1,934	112	371	650	1,446